Schedule of Investments

October 31, 2024 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)
Structured Investments Equity Linked Notes*†‡(A) [97.1%]
Earthquake [3.6%]
Delancey Segregated Account	$5,941	$8,455
Efficiency [43.5%]
Broadway Segregated Account	27,422	48,093
Hollywood Segregated Account	32,188	53,304
Total Efficiency		101,397
Frequency [14.2%]
Atlantic Segregated Account	6,016	9,188
Jay Segregated Account	2,899	4,241
Ocean Segregated Account	4,481	7,666
Park Segregated Account	5,168	8,175
Sunset Segregated Account	2,418	4,037
Total Frequency		33,307
Multi Peril [9.6%]
Carmelia Segregated Account	6,172	9,044
Nassau Segregated Account	3,929	7,123
Venice Segregated Account	3,261	5,987
Total Multi Peril		22,154
Non-Florida [2.5%]
Lexington Segregated Account	4,090	5,832
Opportunistic [5.7%]
Elevado Segregated Account	4,869	8,447
Trinity Segregated Account	2,859	4,803
Total Opportunistic		13,250
Wind [18.0%]
Fulton Segregated Account	3,930	5,928
Glendale Segregated Account	5,922	9,450
King Segregated Account	5,498	7,832
Madison Segregated Account	4,880	8,275
Rodeo Segregated Account	2,436	4,125
Wilshire Segregated Account	4,487	6,297
Total Wind		41,907
Total Structured Investments Equity Linked Notes
(Cost $138,866)		226,302
Total Investments [97.1%]
(Cost $138,866)		$226,302

Percentages are based on net assets of $233,103 (000).

*	Non-income producing securities

†	Securities considered illiquid. The total value of such securities as of October 31, 2024, was $226,302 (000) and represented 97.1% of the net assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of October 31, 2024, was $226,302 (000) and represented 97.1% of the net assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

(A)	Level 3 security in accordance with the fair value hierarchy.

As of October 31, 2024, structured investments in equity linked notes with a fair value of $226,302 (000) were valued using the Special Purpose Entities' NAV.

A list of the restricted securities, excluding 144a, held by the Fund at October 31, 2024, is as follows:

Description	Acquisition Date Range	Cost (000)	Value (000)
Delancey Segregated Account	8/2/2017 - 8/11/2021	$5,941	$8,455
Broadway Segregated Account	8/2/2017 - 5/23/2022	27,422	48,093
Hollywood Segregated Account	8/2/2017 - 8/11/2021	32,188	53,304
Atlantic Segregated Account	8/2/2017 - 8/11/2021	6,016	9,188
Jay Segregated Account	8/2/2017 - 5/23/2022	2,899	4,241
Ocean Segregated Account	8/2/2017 - 8/11/2021	4,481	7,666
Park Segregated Account	8/2/2017 - 8/11/2021	5,168	8,175
Sunset Segregated Account	8/2/2017 - 5/23/2022	2,418	4,037
Carmelia Segregated Account	8/2/2017 - 8/11/2021	6,172	9,044
Nassau Segregated Account	8/2/2017 - 8/11/2021	3,929	7,123
Venice Segregated Account	8/2/2017 - 8/11/2021	3,261	5,987
Lexington Segregated Account	8/2/2017 - 8/11/2021	4,090	5,832
Elevado Segregated Account	8/2/2017 - 8/11/2021	4,869	8,447
Trinity Segregated Account	8/2/2017 - 5/23/2022	2,859	4,803
Fulton Segregated Account	8/2/2017 - 8/11/2021	3,930	5,928
Glendale Segregated Account	8/2/2017 - 8/11/2021	5,922	9,450
King Segregated Account	8/2/2017 - 8/11/2021	5,498	7,832
Madison Segregated Account	8/2/2017 - 8/11/2021	4,880	8,275
Rodeo Segregated Account	8/2/2017 - 5/23/2022	2,436	4,125
Wilshire Segregated Account	8/2/2017 - 8/11/2021	4,487	6,297
		$138,866	$226,302

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 1

Summary of Segregated Accounts

October 31, 2024 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB Reinsurance, Ltd. (“NB RE, Ltd.”) Portfolio is as follows:

Description	Status	Maturity Range	Market Value of NB Reinsurance, Ltd. (000)*
Earthquake
Delancey			$95,209
United States
6 Contracts (5 Cat Bonds)	Live	12/2024 - 1/2030
21 Contracts (6 Cat Bonds)	Matured	8/2017 - 5/2024
Efficiency
Broadway			516,717
North America, Europe, Australia, Japan
57 Contracts (4 Cat Bonds)	Live	12/2024 - 1/2030
403 Contracts (25 Cat Bonds)	Matured	12/2017 - 7/2024
Hollywood			595,237
North America, Europe, Australia
57 Contracts (4 Cat Bonds)	Live	12/2024 - 1/2030
411 Contracts (31 Cat Bonds)	Matured	11/2017 - 7/2024
Frequency
Atlantic			101,902
United States
5 Contracts (4 Cat Bonds)	Live	1/2025 - 5/2029
15 Contracts (5 Cat Bonds)	Matured	12/2017 - 4/2024
Jay			43,763
United States
4 Contracts (3 Cat Bonds)	Live	12/2024 - 4/2028
11 Contracts (5 Cat Bonds)	Matured	4/2018 - 6/2024
Ocean			82,094
North America
6 Contracts (5 Cat Bonds)	Live	1/2025 - 1/2030
26 Contracts (6 Cat Bonds)	Matured	9/2017 - 4/2024
Park			89,891
North America
6 Contracts (5 Cat Bonds)	Live	12/2024 - 1/2032
29 Contracts (5 Cat Bonds)	Matured	12/2017 - 5/2024
Sunset			43,235
United States
7 Contracts (6 Cat Bonds)	Live	1/2025 - 4/2028
19 Contracts (9 Cat Bonds)	Matured	12/2018 - 6/2024
Multi Peril
Carmelia			100,442
United States, Japan, Europe, Australia, New Zealand
2 Contract (1 Cat Bond)	Live	1/2025 - 6/2025
15 Contracts (4 Cat Bonds)	Matured	12/2017 - 4/2024
Nassau			79,381
United States
7 Contracts (6 Cat Bonds)	Live	1/2025 - 1/2031
27 Contracts (11 Cat Bonds)	Matured	12/2017 - 7/2024
Venice			67,229
United States
1 Contracts (0 Cat Bonds)	Live	6/2025 - 6/2025
17 Contracts (2 Cat Bonds)	Matured	7/2018 - 6/2024
Description	Status	Maturity Range	Market Value of NB Reinsurance, Ltd. (000)*
Non-Florida
Lexington			$66,255
United States, Japan
6 Contracts (5 Cat Bonds)	Live	12/2024 - 4/2031
27 Contracts (13 Cat Bonds)	Matured	12/2017 - 7/2024
Opportunistic
Elevado			96,049
United States
4 Contracts (3 Cat Bonds)	Live	12/2024 - 4/2028
21 Contracts (4 Cat Bonds)	Matured	12/2017 - 1/2024
Trinity			53,069
United States
7 Contracts (6 Cat Bonds)	Live	4/2025 - 4/2031
18 Contracts (4 Cat Bonds)	Matured	12/2017 - 10/2024
Wind
Fulton			65,630
United States - Florida
9 Contracts (8 Cat Bonds)	Live	12/2024 - 4/2031
15 Contracts (4 Cat Bonds)	Matured	11/2017 - 7/2024
Glendale			103,928
United States
5 Contracts (4 Cat Bonds)	Live	1/2025 - 1/2028
13 Contracts (2 Cat Bonds)	Matured	12/2017 - 7/2024
King			85,343
United States
2 Contracts (1 Cat Bonds)	Live	12/2024 - 4/2025
24 Contracts (6 Cat Bonds)	Matured	12/2017 - 7/2024
Madison			92,986
United States
4 Contracts (3 Cat Bonds)	Live	12/2024 - 6/2028
27 Contracts (7 Cat Bonds)	Matured	11/2017 - 10/2024
Rodeo			45,738
United States, Japan, Europe
4 Contracts (3 Cat Bonds)	Live	12/2024 - 1/2028
7 Contracts (1 Cat Bond)	Matured	12/2018 - 1/2024
Wilshire			70,435
United States
9 Contracts (8 Cat Bonds)	Live	1/2025 - 1/2032
30 Contracts (5 Cat Bonds)	Matured	12/2017 - 5/2024

Disclosures

*	During the period from July 27, 2017 through October 31, 2024, the Fund owned between 2.1% and 8.3% of the assets represented in the NB RE, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

CNR-QH-003-1500

CITY NATIONAL ROCHDALE SELECT STRATEGIES FUND | PAGE 2